Loss per share (Tables)	12 Months Ended
Sep. 30, 2023
Loss per share [Abstract]
Schedule of Net Loss	The following table reflects the calculation of net loss attributable to equity holders of the parent and the computation of basic and diluted loss per share for the periods indicated:
		As restated (note 2)	As restated (note 2)
	Year ended September 30,
	2023	2022	2021
	$	$	$

Loss attributable to equity holders of the parent	(47,992,097)	(69,318,848)	(46,959,038)
Weighted average number of common shares basic and diluted	167,610	134,913	64,946
Basic and diluted loss per common share	(286.33)	(513.80)	(723.05)

Schedule of Dilution from Outstanding Stock Options
	Year ended September 30,
	2023	2022

Outstanding employee stock option	441,662	1,710,022
Convertible preferred stock	6,581,392	5,976,388
Warrants	13,890	13,890
Put and call options recognized as other component of equity	94,931	94,931
Conversion options	2,200,053	—